Deferred Revenue & Revenues - Schedule of Transaction Price Allocated to Remaining Performance Obligation (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Transaction Price Allocated to Remaining Performance Obligation [Abstract]
Unsatisfied and partially unsatisfied performance obligation as at December 31, 2024			RM 2,691,244